Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000042685 | Taiwan Semiconductor Manufacturing Co. Ltd.9261041
Holdings [Line Items]
Percent of Total Investments	11.00%
C000042685 | Samsung Electronics Co. Ltd.9260906
Holdings [Line Items]
Percent of Total Investments	5.90%
C000042685 | Tencent Holdings Ltd.9260716
Holdings [Line Items]
Percent of Total Investments	4.70%
C000042685 | SK Hynix Inc.9260915
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042685 | China Construction Bank Corp.9260658
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042685 | Taiwan Semiconductor Manufacturing Co. Ltd.9261088
Holdings [Line Items]
Percent of Total Investments	1.80%
C000042685 | Delta Electronics Inc.9261007
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042685 | Alibaba Group Holding Ltd.9261062
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042685 | Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)9265955
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042685 | Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)9261118
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042685 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042685 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042685 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042685 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042685 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042685 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042685 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042685 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042685 | India
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000042685 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000042685 | China
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000042685 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000042684 | Taiwan Semiconductor Manufacturing Co. Ltd.9261041
Holdings [Line Items]
Percent of Total Investments	11.00%
C000042684 | Samsung Electronics Co. Ltd.9260906
Holdings [Line Items]
Percent of Total Investments	5.90%
C000042684 | Tencent Holdings Ltd.9260716
Holdings [Line Items]
Percent of Total Investments	4.70%
C000042684 | SK Hynix Inc.9260915
Holdings [Line Items]
Percent of Total Investments	4.50%
C000042684 | China Construction Bank Corp.9260658
Holdings [Line Items]
Percent of Total Investments	2.40%
C000042684 | Taiwan Semiconductor Manufacturing Co. Ltd.9261088
Holdings [Line Items]
Percent of Total Investments	1.80%
C000042684 | Delta Electronics Inc.9261007
Holdings [Line Items]
Percent of Total Investments	1.60%
C000042684 | Alibaba Group Holding Ltd.9261062
Holdings [Line Items]
Percent of Total Investments	1.50%
C000042684 | Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares and Hong Kong listed Shares)9265955
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042684 | Citigroup Global Markets Holdings Inc. (Underlying Reference is the MSCI China A Inclusion Net Return USD Index)9261118
Holdings [Line Items]
Percent of Total Investments	1.30%
C000042684 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000042684 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042684 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042684 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042684 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000042684 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042684 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000042684 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042684 | India
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000042684 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000042684 | China
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000042684 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	24.90%